Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (7,795)	$ (19,960)	$ (46,451)
Other comprehensive income (loss):
Foreign currency translation	4,313	6,203	(70,970)
Other comprehensive income (loss)	4,313	6,203	(70,970)
Comprehensive loss	$ (3,482)	$ (13,757)	$ (117,421)